Investments in Associates - Aggregate Cash Investments (Details) - Seaspan Corporation - USD ($) $ in Millions				1 Months Ended	11 Months Ended
	Jan. 15, 2019	Jul. 16, 2018	Feb. 14, 2018	Mar. 31, 2018	Jan. 15, 2019
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid		$ 0.0	$ 250.0	$ 250.0
Subsequent event
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid					$ 1,000.0
Tranche 1 debentures and warrants
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid			$ 250.0
Class A common shares and $8.05 warrants through early exercise of Tranche 1 warrants
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid		$ 250.0
Tranche 2 debentures and warrants | Subsequent event
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid	$ 250.0
Class A common shares through early exercise of Tranche 2 warrants | Subsequent event
Disclosure of financial assets to which overlay approach is applied for associates [line items]
Consideration paid	$ 250.0